Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 01, 2011
Core Bond Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000751173_SupplementTextBlock

Core Bond Series

The sub-section titled "Investment Goal" in the Core Bond Series' Summary Section of the Prospectus is hereby deleted and replaced by the following:

Investment Goal

The Series' investment objective is to provide long-term total return by investing primarily in fixed income securities.

Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide long-term total return by investing primarily in fixed income securities.